GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND

Schedule of Investments

at March 31, 2020 (Unaudited)

Shares	Common Stocks: 96.2%	Value
	Australia: 11.4%
116,170	Corporate Travel Management Ltd.	$619,491
32,246	Janus Henderson Group PLC	497,961
26,187	JB Hi-Fi Ltd.	448,012
28,638	Sonic Healthcare Ltd.	426,182
		1,991,646
	China: 29.1%
92,000	AAC Technologies Holdings Inc.	470,855
573,000	China Construction Bank Corp. - H Shares	465,716
753,000	China Lilang Ltd.	434,446
435,000	China Medical System Holdings - H Shares	466,430
101,500	China Merchants Bank Co., Ltd. - H Shares	457,158
68,000	China Mobile Ltd.	508,865
94,000	China Resources Gas Group Ltd.	471,049
45,500	Ping An Insurance Group Co of China Ltd - H Shares	445,788
43,200	Shenzhou International	458,029
799,300	Yangzijiang Shipbuilding Holdings Ltd.	465,507
45,994	Zhejiang Supor Cookware	446,919
		5,090,762
	Hong Kong: 5.3%
152,500	BOC Hong Kong Holdings Ltd.	421,245
48,000	Link REIT/The	404,755
45,000	Luk Fook Holdings International Ltd.	90,673
		916,673
	India: 4.9%
62,880	Godrej Consumer Products Ltd.	433,363
56,580	Tech Mahindra Ltd.	423,918
		857,281
	Malaysia: 3.1%
146,600	Public Bank Bhd	538,110

	Singapore: 7.8%
240,968	Ascendas Real Estate Investment Trust - REIT	476,094
345,100	CapitaLand Mall Trust - REIT	432,709
35,264	DBS Group Holdings Ltd.	456,425
		1,365,228
	South Korea: 5.1%
62,070	Hanon Systems	450,280
7,320	KT&G Corp.	446,954
		897,234

	Taiwan: 18.0%
69,000	Catcher Technology Co., Ltd.	$443,752
132,000	Elite Material Co., Ltd.	459,664
188,517	Hon Hai Precision Industry Co., Ltd.	433,281
3,700	Largan Precision Co., Ltd.	461,882
78,000	Novatek Microelectronics Corp.	442,164
44,000	St Shine Optical Co., Ltd.	451,104
51,000	Taiwan Semiconductor Manufacturing Co., Ltd.	461,257
		3,153,104
	Thailand: 5.4%
537,300	PTT PCL/Foreign	496,844
209,400	Tisco Financial Group PCL/Foreign	443,218
		940,062

	United States: 6.1%
16,700	Aflac Inc.	571,808
7,200	QUALCOMM Inc.	487,080
		1,058,888

	Total Common Stocks	16,808,988
	(cost $16,041,874)

	Total Investments in Securities	16,808,988
	(cost $16,041,874): 96.2%

	Other Assets less Liabilities: 3.8%	667,297

	Net Assets: 100.0%	$17,476,285

PLC - Public Limited Company
REIT - Real Estate Investment Trust